Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation [Policy Text Block]

Basis of Presentation and Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of the Company and EyeGate Pharma, wholly-owned subsequent to the IPO, majority owned prior to the IPO subsidiary of EyeGate, collectively referred to as the Company. The interests in EyeGate Pharma not owned by the Company prior to the IPO are reported in the consolidated balance sheet as of December 31, 2014 as non-controlling interests, a component of temporary equity, and the interest in the earnings or loss of the subsidiary not attributable to the Company is reported as net income (loss) attributable to non-controlling interests in the condensed consolidated statements of operations and comprehensive loss. Non-controlling interests represents the cumulative portion of equity and operating results of subsidiaries not owned by the Company. The non-controlling interests were convertible into shares of the Company’s convertible preferred stock (see Note 7) which were classified as temporary equity from January 15, 2015 through the date of the IPO, and for the three months ended March 31, 2014 and December 31, 2014 on the condensed consolidated balance sheet, and accordingly, the non-controlling interests are also classified as temporary equity on the condensed consolidated balance sheet. All inter-company balances and transactions have been eliminated in consolidation. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and EyeGate Pharma, a majority-owned subsidiary of EyeGate, collectively referred to as the Company. The interests in EyeGate Pharma not owned by the Company are reported in the consolidated balance sheets as non-controlling interests, a component of temporary equity, and the interest in the earnings or loss of the subsidiary not attributable to the Company is reported as net income (loss) attributable to non-controlling interests in the consolidated statements of operations and comprehensive loss. Non-controlling interests represents the cumulative portion of equity and operating results of subsidiaries not owned by the Company. The non-controlling interests are convertible into shares of the Company’s convertible preferred stock (see Note 7) which are classified as temporary equity on the consolidated balance sheets, and accordingly, the non-controlling interests are also classified as temporary equity on the consolidated balance sheets. All inter-company balances and transactions have been eliminated in consolidation. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

Unaudited Interim Financial Information [Policy Text Block]

Unaudited Interim Financial Information

The accompanying interim financial statements and related disclosures are unaudited, have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of the results of operations for the periods presented. The year-end balance sheet was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. The results of operations for any interim period are not necessarily indicative of the results to be expected for the full year or for any other future year or interim period.

Reverse Stock Split [Policy Text Block]
Reverse Stock Split
On September 25, 2014, the Company’s Board of Directors approved a 1-for-10.98 reverse split of the Company’s outstanding common stock. Accordingly, all shares and per share amounts were retroactively adjusted to reflect this reverse split.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make significant estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions are required in providing for fair value of warrants, establishing useful lives of intangible property and equipment assets and conducting impairment reviews of long-lived assets. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Although the Company regularly assesses these estimates, actual results could differ materially from these estimates. Changes in estimates are recorded in the period in which they become known.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make significant estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions are required in providing for losses on accounts receivable, fair value of warrants, establishing useful lives of intangible assets and conducting impairment reviews of long-lived assets. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Although the Company regularly assesses these estimates, actual results could differ materially from these estimates. Changes in estimates are recorded in the period in which they become known.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation
Operations of EyeGate Pharma are conducted in euros which represent its functional currency. Balance sheet accounts of such subsidiary were translated into U.S. dollars at the exchange rate in effect at the balance sheet date and income statement accounts were translated to the average rate of exchange prevailing during the period. Translation adjustments resulting from this process, were included in accumulated other comprehensive income (loss) on the consolidated balance sheet.

Foreign Currency Translation
Operations of EyeGate Pharma are conducted in euros which represent its functional currency. Balance sheet accounts of such subsidiary were translated into U.S. dollars at the exchange rate in effect at the balance sheet date and income statement accounts were translated to the average rate of exchange prevailing during the period. Translation adjustments resulting from this process, were included in accumulated other comprehensive income on the consolidated balance sheet.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments purchased with maturity of 90 days or less when acquired, that are not restricted as to withdrawal, to be the equivalent of cash for the purpose of balance sheet and statement of cash flows presentation. Cash equivalents, which were nominal in amount, consisted of money market accounts that are readily convertible to cash. As of March 31, 2015 and December 31, 2014, the Company has classified $20,000 and $0 as restricted cash.

Cash and Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments purchased with maturity of 90 days or less when acquired, that are not restricted as to withdrawal, to be the equivalent of cash for the purpose of balance sheet and statement of cash flows presentation. Cash equivalents, which were nominal in amount, consisted of money market accounts that are readily convertible to cash. As of December 31, 2014 and 2013, the Company has classified $0 and $30,000 as restricted cash.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment
Property and equipment is stated at cost less accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful life of 3 to 7 years for all assets. Maintenance and repair costs are expensed as incurred. The Company reviews its property and equipment whenever events or changes in circumstances indicate that the carrying value of certain assets might not be recoverable, and recognizes an impairment loss when it is probable that the estimated cash flows are less than the carrying value of the asset.

Property and Equipment
Property and equipment is stated at cost less accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful life of 3 to 7 years for all assets. Maintenance and repair costs are expensed as incurred. The Company reviews its property and equipment whenever events or changes in circumstances indicate that the carrying value of certain assets might not be recoverable, and recognizes an impairment loss when it is probable that the estimated cash flows are less than the carrying value of the asset.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets
The Company evaluates potential impairment of long-lived assets and long-lived assets to be disposed of and considers whether long-lived assets held for use have been impaired whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. Management makes significant estimates and assumptions regarding future sales, cost trends, productivity and market maturity in order to test for impairment. Management reports those long-lived assets to be disposed of and assets held for sale at the lower of carrying amount or fair value less cost to sell. Based on current facts, estimates and assumptions, management believes that no assets are impaired at March 31, 2015. There is no assurance that management’s estimates and assumptions will not change in future periods.

Impairment of Long-Lived Assets
The Company evaluates potential impairment of long-lived assets and long-lived assets to be disposed of and considers whether long-lived assets held for use have been impaired whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. Management makes significant estimates and assumptions regarding future sales, cost trends, productivity and market maturity in order to test for impairment. Management reports those long-lived assets to be disposed of and assets held for sale at the lower of carrying amount or fair value less cost to sell. Based on current facts, estimates and assumptions, management believes that no assets are impaired at December 31, 2014. There is no assurance that management’s estimates and assumptions will not change in future periods.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Expenses
Research and development expenditures are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries, benefits, facilities, research-related overhead, sponsored research costs, contracted services, license fees, and other external costs. Because the Company believes that, under its current process for developing its product, viability of the product is essentially concurrent with the establishment of technological feasibility, no costs have been capitalized to date.

Research and Development Expenses
Research and development expenditures are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries, benefits, facilities, research-related overhead, sponsored research costs, contracted services, license fees, and other external costs. Because the Company believes that, under its current process for developing its product, viability of the product is essentially concurrent with the establishment of technological feasibility, no costs have been capitalized to date.

Income Tax, Policy [Policy Text Block]
Income Taxes
The Company provides deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. Deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts and the tax bases of the assets and liabilities using the enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance against deferred tax assets is recorded if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company recognizes the impact of an uncertain tax position in the financial statements if that position is more likely than not of being sustained by the taxing authority. As of March 31, 2015, the Company had no unrecognized uncertain tax positions.

Income Taxes
The Company provides deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. Deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts and the tax bases of the assets and liabilities using the enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance against deferred tax assets is recorded if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company recognizes the impact of an uncertain tax position in the financial statements if that position is more likely than not of being sustained by the taxing authority. As of December 31, 2014, the Company had no unrecognized uncertain tax positions.

Income Tax Uncertainties, Policy [Policy Text Block]
Refundable Tax Credits for Research and Development
EyeGate Pharma is entitled to receive refundable tax credits associated with its research and development expenses in France. These tax credits can be realized, upon request of the Company, in the form of a cash payment or credits against tax liabilities. The Company records the refundable tax credit as income in the year in which the research and development expenses are incurred.

Refundable Tax Credits for Research and Development
EyeGate Pharma is entitled to receive refundable tax credits associated with its research and development expenses in France. These tax credits can be realized, upon request of the Company, in the form of a cash payment or credits against tax liabilities. The Company records the refundable tax credit as income in the year in which the research and development expenses are incurred.

Consolidation, Subsidiary Stock Issuances, Policy [Policy Text Block]
Sale of Stock by the Subsidiary
The Company is largely dependent on obtaining financing to generate sufficient cash to cover operating costs. Through 2011, EyeGate Pharma, periodically issued preferred shares in exchange for U.S. dollar proceeds. At December 31, 2014, these shares represent a 49.99% non-controlling interest in the subsidiary, which reduced the Company’s ownership interest in the subsidiary to 50.01%. The Company accounts for sale of stock by the subsidiary (of which there were no such sales in 2015 and 2014) as an equity transaction by recording the carrying value of the percentage of the equity sold as an increase in the non-controlling interest, with any excess proceeds representing a gain to the Company recorded to additional paid-in capital. On February 13, 2015, the Company exchanged shares of its common stock for the 49.99% non-controlling interest upon the consummation of the IPO.

Sale of Stock by the Subsidiary
The Company is largely dependent on obtaining financing to generate sufficient cash to cover operating costs. Through 2011, EyeGate Pharma, periodically issued preferred shares in exchange for U.S. dollar proceeds. At December 31, 2014, these shares represent a 49.99% non-controlling interest in the subsidiary, which reduced the Company’s ownership interest in the subsidiary to 50.01%. The Company accounts for sale of stock by the subsidiary (of which there were no such sales in 2014 and 2013) as an equity transaction by recording the carrying value of the percentage of the equity sold as an increase in the non-controlling interest, with any excess proceeds representing a gain to the Company recorded to additional paid-in capital.

Concentration of Credit Risk and Off-Balance-Sheet Risk Policy [Policy Text Block]
Concentration of Credit Risk and Off-Balance-Sheet Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company invests cash in accredited financial institutions and cash equivalents in widely held money market funds. Consequently, such funds are subject to minimal credit risk.
The Company has no significant off-balance-sheet risk such as foreign exchange contracts, option contracts, or other foreign hedging arrangements.

Concentration of Credit Risk and Off-Balance-Sheet Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company invests cash in accredited financial institutions and cash equivalents in widely held money market funds. Consequently, such funds are subject to minimal credit risk.
The Company has no significant off-balance-sheet risk such as foreign exchange contracts, option contracts, or other foreign hedging arrangements.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss)
Comprehensive income (loss) is defined as the change in stockholders’ equity during a period from transactions, and other events and circumstances from non-owner sources. The foreign currency translation adjustments (see above) are the Company’s only component of other comprehensive income (loss).

Comprehensive Income (Loss)
Comprehensive income (loss) is defined as the change in stockholders’ equity during a period from transactions, and other events and circumstances from non-owner sources. The foreign currency translation adjustments (see above) are the Company’s only component of other comprehensive income (loss).

Compensation Related Costs, Policy [Policy Text Block]
Stock-Based Compensation
Stock-based compensation represents the cost related to stock-based awards granted to employees and others. The Company measures stock-based compensation cost to employees at grant date, based on the estimated fair value of the award, and recognizes the cost as expense on a straight-line basis (net of estimated forfeitures) over the employee requisite service period. The Company estimates the fair value of stock options using a Black-Scholes valuation model. The Company recognizes compensation expense for non-employee stock option grants at the fair value of the goods or services received or the equity instruments issued, whichever is more reliably measurable. The Company recorded compensation expense for non-employee awards with graded vesting using the accelerated expense attribution method.
The Company records deferred tax assets for awards that result in deductions on the Company’s income tax returns, based on the amount of compensation expenses recognized and the Company’s statutory tax rate in the jurisdiction in which it will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax benefit realized on the Company’s income tax return are recorded in additional paid-in capital if the tax benefit exceeds the deferred tax asset, or in the consolidated statements of operations if the deferred tax asset exceeds the tax benefit and no additional paid-in capital exists from previous awards.

Stock-Based Compensation
Stock-based compensation represents the cost related to stock-based awards granted to employees. The Company measures stock-based compensation cost at grant date, based on the estimated fair value of the award, and recognizes the cost as expense on a straight-line basis (net of estimated forfeitures) over the employee requisite service period. The Company estimates the fair value of stock options using a Black-Scholes valuation model. The Company recognizes compensation expense for non-employee stock option grants at the fair value of the goods or services received or the equity instruments issued, whichever is more reliably measurable. The Company recorded compensation expense for non-employee awards with graded vesting using the accelerated expense attribution method.
The Company records deferred tax assets for awards that result in deductions on the Company’s income tax returns, based on the amount of compensation expenses recognized and the Company’s statutory tax rate in the jurisdiction in which it will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax benefit realized on the Company’s income tax return are recorded in additional paid-in capital if the tax benefit exceeds the deferred tax asset, or in the consolidated statements of operations if the deferred tax asset exceeds the tax benefit and no additional paid-in capital exists from previous awards.

Earnings Per Share, Policy [Policy Text Block]
Net Loss per Share
Basic and diluted net loss per common share is based on the weighted average number of shares outstanding common stock.
In computing diluted loss per share, no effect has been given to the common shares issuable upon conversion or exercise of the following dilutive securities as the Company’s net loss would make the effect anti-dilutive.

	March 31, 2015 (unaudited)	December 31, 2014
Series A convertible preferred stock	—	625,895
Series B convertible preferred stock (including 525,004 shares from conversion of non-controlling interest)	—	1,262,651
Series C convertible preferred stock (including 187,183 shares from conversion of non-controlling interest)	—	537,233
Series D convertible preferred stock (including 358,146 shares from conversion of non-controlling interest)	—	2,145,810
Common stock warrants	637,980	18,176
Employee stock options	1,156,090	752,372
Total common shares issuable	1,794,070	5,342,137

The above table does not include shares issuable upon warrants issued to note holders or upon conversion of promissory notes (See Note 6) as the number of shares issuable under the warrants was not yet determinable at the grant date.

Net Loss per Share
Basic and diluted net loss per common share is based on the weighted average number of shares outstanding common stock.
In computing diluted loss per share, no effect has been given to the common shares issuable upon conversion or exercise of the following dilutive securities as the Company’s net loss would make the effect anti-dilutive.

	Year Ended December 31,
	2014	2013
Series A convertible preferred stock	625,895	625,895
Series B convertible preferred stock (including 525,004 shares from conversion of non-controlling interest)	1,262,651	1,262,651
Series C convertible preferred stock (including 187,183 shares from conversion of non-controlling interest)	537,233	537,233
Series D convertible preferred stock (including 358,146 shares from conversion of non-controlling interest)	2,145,810	2,145,810
Common stock warrants	18,176	18,176
Employee stock options	752,372	762,944
Total common shares issuable	5,342,137	5,352,709
The above table does not include shares issuable upon warrants issued to note holders or upon conversion of promissory notes (See Note 6) as the number of shares issuable under the warrants is not yet determinable.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
The carrying amounts of receivables and payables approximate their fair values due to the short-term nature of these financial instruments. As of March 31, 2015 and December 31, 2014, the fair value of the Company’s money market funds was $2,000,190 and $187, respectively.
Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:
Level 1 — Quoted prices in active markets for identical assets or liabilities
Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities
Level 3 — No observable pricing inputs in the market
The following table represents the fair value of the warrant liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
As of December 31, 2014
Non-current liabilities:
Warrant liability	$—	$—	$303,102	$303,102
The following are the changes in the level 3 warrant liability for the three months ended March 31, 2015:

Beginning balance at December 31, 2014	$303,102
Settlement of warrant liability	(79,930)
Change in fair value	(223,172)
Ending balance at March 31, 2015	$0
On February 13, 2015, the warrant liability was settled upon the consummation of the IPO.

Fair Value of Financial Instruments
The carrying amounts of receivables and payables approximate their fair values due to the short-term nature of these financial instruments. As of December 31, 2014 and 2013, the fair value of the Company’s money market funds was $187 and $390,981, respectively.
Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:
Level 1 — Quoted prices in active markets for identical assets or liabilities
Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities
Level 3 — No observable pricing inputs in the market
The following table represents the fair value of the warrant liability measured at fair value on a recurring basis:
	Level 1	Level 2	Level 3	Total
As of December 31, 2014
Non-current liabilities:
Warrant liability	$—	$—	$303,102	$303,102

The following are the changes in the level 3 warrant liability for the year ended December 31, 2014:
Beginning balance	$0
Issuance of warrants	1,398,384
Change in fair value	(1,095,282)
Ending balance	$303,102

As of December 31, 2013 — Not applicable

Deferred issuance costs Policy [Policy Text Block]
Deferred issuance costs
Deferred public offering costs, which primarily consist of direct, incremental legal and accounting fees relating to the Company’s initial public offering, are capitalized within deferred issuance costs. The deferred issuance costs were offset against IPO proceeds upon the consummation of the offering in February 2015. The Company had incurred approximately $1,149,000 in initial public offering costs as of December 31, 2014.

Deferred issuance costs
Deferred public offering costs, which primarily consist of direct, incremental legal and accounting fees relating to the Company’s initial public offering, are capitalized within deferred issuance costs. The deferred issuance costs will be offset against IPO proceeds upon the consummation of the offering in February 2015. The Company has incurred approximately $1,149,000 in initial public offering costs as of December 31, 2014.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers. This ASU provides a robust framework for addressing revenue issues. The core principle contained in ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration which the entity expects to be entitled in exchange for those goods and services. This pronouncement will be effective for public entities for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. During April 2015, the FASB issued and exposure draft to postpone the effective date by one year. The Company will evaluate the impact of this ASU at such time as it begins to earn revenue.
In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements — Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). ASU 2014-15 is intended to define management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. Specifically, ASU 2014-15 provides a definition of the term substantial doubt and requires an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). It also requires certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans and requires an express statement and other disclosures when substantial doubt is not alleviated. The new standard will be effective for reporting periods beginning after December 15, 2016, with early adoption permitted. Management is currently evaluating the impact of the adoption of ASU 2014-15 on our financial statements and disclosures.

Recent Accounting Pronouncements
In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income by component. Companies are also required to disclose these reclassifications by each respective line item on their statements of operations. ASU 2013-02 is effective prospectively for annual reporting periods beginning after December 15, 2012, and interim periods within those annual periods. The Company adopted ASU 2013-02 for the financial statements for the year ended December 31, 2013. This adoption did not have a material impact on the consolidated financial statements.
In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 clarifies guidance and eliminates diversity in practice on the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The Company adopted this new guidance in the first quarter of fiscal year 2014. The adoption of ASU 2003-11 did not have a material impact on the consolidated financial statements.
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers. This ASU provides a robust framework for addressing revenue issues. The core principle contained in ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration which the entity expects to be entitled in exchange for those goods and services. This amendment will be effective for public entities for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Company will evaluate the impact of this ASU after it begins to earn revenue.
In June 2014, the FASB issued ASU 2014-10 Development Stage Entities. The amendments to the authoritative literature in this ASU remove the definition of a development stage entity, thereby removing the distinction between the development stage entities and the other reporting entities. In addition, the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. These amendments are effective for annual reporting period beginning after December 15, 2014, and interim periods beginning after December 15, 2015, however early adoption is permitted. The Company has elected to early adopt ASU 2014-10 effective with its interim financial information for the three and six months ended June 30, 2014. Upon adoption of this ASU, the Company eliminated the inception-to-date information in the statements of operations, comprehensive loss, cash flows and convertible preferred stock, non-controlling interests and stockholders’ deficit and no longer labels its financial statements as those of a company in the development stage.
In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements — Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). ASU 2014-15 is intended to define management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. Specifically, ASU 2014-15 provides a definition of the term substantial doubt and requires an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). It also requires certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans and requires an express statement and other disclosures when substantial doubt is not alleviated. The new standard will be effective for reporting periods beginning after December 15, 2016, with early adoption permitted. Management is currently evaluating the impact of the adoption of ASU 2014-15 on our financial statements and disclosures.